Share Capital (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Capital Details Narrative
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock subscriptions receivable, Shares		2,775,360
Common stock subscriptions receivable, Amount		$ 383,000
Company Issued Shares	2,413,041	2,413,041
Common shares issued in subscriptions payable	308,694
Common shares unissued in subscriptions payable	1,718,842
Common shares issued to subsequent	269,565